Investment in subsidiaries - Vodafone New Zealand (Details) € in Millions, $ in Billions	1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€)
Disposals
Goodwill			€ (31,271)		€ (31,251)
Property, plant and equipment			(39,197)		€ (38,059)
Net gain on transaction				€ 1,078
Vodafone New Zealand Limited
Disposals
Economic interest (as a percent)	100.00%	100.00%
Goodwill			(243)
Other intangible assets			(155)
Property, plant and equipment			(783)
Inventory			(29)
Trade and other receivables			(244)
Investments in associates and joint ventures			(4)
Current and deferred taxation			(11)
Short and long-term borrowings			215
Trade and other payables			261
Provisions			35
Net assets disposed			(958)
Net cash proceeds arising from the transaction	$ 3.4	€ 2,000	2,023
Other effects			(13)
Net gain on transaction		€ 1,100	1,078
Recycled foreign exchange losses			€ 59